Borrowed Funds (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Federal Home Loan Bank Of Cincinnati [Member]
Line of Credit Facility [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 257,255
Line of Credit Facility, Maximum Borrowing Capacity	43,033
Two Correspondent Banks [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 17,000